UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7118

        Nuveen New Jersey Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
September 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 4.5%

$3,395	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	$ 3,136,980
	Series 2002, 5.750%, 6/01/32

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
3,520	6.125%, 6/01/24	6/13 at 100.00	BBB	3,417,920
2,250	6.375%, 6/01/32	6/13 at 100.00	BBB	2,090,385

	Education and Civic Organizations - 14.7%

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A:
2,320	5.700%, 6/01/08 (Alternative Minimum Tax) - MBIA Insured	No Opt. Call	AAA	2,367,421
1,545	6.000%, 6/01/15 (Alternative Minimum Tax) - MBIA Insured	6/10 at 101.00	AAA	1,580,504

2,960	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic,	No Opt. Call	N/R	3,157,314
	Series 1993, 8.000%, 9/15/18

420	New Jersey Educational Facilities Authority, Revenue Bonds, Trenton State College Issue,	1/05 at 100.00	A-	421,663
	Series 1976D, 6.750%, 7/01/08

500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/13 at 100.00	A	498,000
	Series 2002D, 5.250%, 7/01/32 - ACA Insured

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I,	7/13 at 100.00	AAA	1,075,060
	5.125%, 7/01/21 - FGIC Insured

1,245	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AAA	1,365,018
	2004L, 5.125%, 7/01/19 - MBIA Insured

	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H:
1,640	5.000%, 7/01/18 - FGIC Insured	7/14 at 100.00	AAA	1,784,402
1,040	5.000%, 7/01/23 - FGIC Insured	7/14 at 100.00	AAA	1,097,002

	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology,
	Series 2004B:
1,375	5.000%, 7/01/18 - AMBAC Insured	1/14 at 100.00	AAA	1,490,899
725	5.000%, 7/01/19 - AMBAC Insured	1/14 at 100.00	AAA	782,021
1,530	4.750%, 7/01/20 - AMBAC Insured	1/14 at 100.00	AAA	1,598,054
1,125	4.250%, 7/01/24 - AMBAC Insured	1/14 at 100.00	AAA	1,090,530

300	New Jersey Educational Facilities, Revenue Bonds, Rider University, Series 2004A, 5.500%, 7/01/23	7/14 at 100.00	AA	323,943

300	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series	7/14 at 100.00	N/R	309,222
	2004C, 5.500%, 7/01/23

	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
905	5.000%, 7/01/15 - MBIA Insured	7/14 at 100.00	AAA	1,001,708
400	5.000%, 7/01/20 - MBIA Insured	7/14 at 100.00	AAA	430,176

305	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, New Jersey	1/05 at 100.00	A+	305,564
	Class Loan Program, Series 1992A, 6.125%, 7/01/09 (Alternative Minimum Tax)

2,575	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 1999A,	6/09 at 101.00	AAA	2,727,028
	5.250%, 6/01/18 (Alternative Minimum Tax) - MBIA Insured

2,025	University of Medicine and Dentistry, New Jersey, Certificates of Participation, Series 2003,	4/13 at 100.00	AAA	2,148,444
	5.000%, 4/15/21 - AMBAC Insured

2,750	University of Medicine and Dentistry, New Jersey, Revenue Bonds, Series 2002A, 5.000%, 12/01/31 -	12/12 at 100.00	AAA	2,819,328
	AMBAC Insured

	Healthcare - 12.0%

620	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System,	8/14 at 100.00	BBB	625,295
	Series 2004A, 5.750%, 2/15/34

3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System,	7/11 at 100.00	A3	3,639,020
	Series 2001, 5.625%, 7/01/31

1,710	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore Community	1/12 at 100.00	AA	1,763,899
	Hospital, Series 2002, 5.000%, 7/01/22 - RAAI Insured

1,130	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City	7/12 at 100.00	A	1,203,608
	Medical Center, Series 2002, 5.750%, 7/01/25

3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System,	7/12 at 100.00	Baa1	3,189,510
	Series 2002, 5.875%, 7/01/21

1,875	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Baa2	1,865,438
	Series 2003, 5.500%, 7/01/33

545	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated	7/10 at 101.00	BBB-	609,910
	Group, Series 2000, 7.500%, 7/01/30

2,900	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack University Medical	1/10 at 101.00	A2	3,046,682
	Center, Series 2000, 6.000%, 1/01/34

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Society of the Valley	7/10 at 100.00	AAA	2,260,880
	Hospital Obligated Group, Series 2000, 5.750%, 7/01/15 - AMBAC Insured

1,800	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/09 at 101.00	AAA	2,013,696
	Obligated Group, Series 1999, 5.625%, 7/01/12 - FSA Insured

2,900	Puerto Rico Industrial, Medical, Educational and Environmental Pollution Control Facilities	12/04 at 102.50	Baa1	2,988,247
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products Corporation,
	Series 1983A, 5.100%, 12/01/18

	Housing/Multifamily - 5.9%

340	Essex County Improvement Authority, New Jersey, FNMA-Enhanced Multifamily Revenue Bonds,	11/12 at 100.00	Aaa	343,512
	Mount Carmel Towers, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)

595	Long Branch Housing Finance Corporation New Jersey, Housing Revenue Bonds, Washington	10/04 at 100.00	N/R	598,475
	Manor Associates Ltd. Section 8 Assisted Elderly Project, Series 1980, 10.000%, 10/01/11

2,875	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds,	5/05 at 102.00	AAA	2,962,544
	Series 1995A, 6.000%, 11/01/14 - AMBAC Insured

7,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds,	11/07 at 101.50	AAA	7,408,940
	Series 1997A, 5.550%, 5/01/27 (Alternative Minimum Tax) - AMBAC Insured

	Housing/Single Family - 2.2%

580	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds,	10/05 at 101.50	AAA	596,779
	Series 1995O, 6.300%, 10/01/23 (Alternative Minimum Tax) - MBIA Insured

	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds,
	Series 1997U:
1,965	5.700%, 10/01/14 (Alternative Minimum Tax) - MBIA Insured	10/07 at 101.50	AAA	2,068,516
535	5.850%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured	10/07 at 101.50	AAA	554,255

415	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds,	10/08 at 101.50	AAA	423,163
	Series 1998X, 5.350%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

500	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds,	No Opt. Call	AAA	510,205
	Series 2000CC, 4.600%, 10/01/09 - MBIA Insured

	Industrials - 0.5%

1,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	1,045,440
	Project, Series 2002, 5.750%, 10/01/21

	Long-Term Care - 0.4%

750	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	750,465
	Wards Homestead, Series 2004A, 5.800%, 11/01/31

	Tax Obligation/General - 13.5%

2,460	Freehold Regional High School District, Monmouth County Board of Education, New Jersey, School	No Opt. Call	AAA	2,743,564
	District Refunding Bonds, Series 2001, 5.000%, 3/01/17 - FGIC Insured

1,500	Jersey City, New Jersey, General Obligation Public Improvement Bonds, Series 2003B, 5.000%,	9/11 at 102.00	AAA	1,602,840
	9/01/20 - FSA Insured

1,170	Jersey City, New Jersey, General Obligation Improvement Bonds, Series 2002A, 5.250%, 3/01/13 -	No Opt. Call	AAA	1,321,983
	AMBAC Insured

2,000	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series	10/13 at 100.00	AAA	2,073,500
	2003, 5.000%, 10/01/27 - MBIA Insured

	New Jersey, General Obligation Bonds, Series 1992D:
2,580	6.000%, 2/15/11	No Opt. Call	AA-	2,995,612
1,560	6.000%, 2/15/13	No Opt. Call	AA-	1,841,549

4,000	Passaic County, New Jersey, General Improvement Refunding Bonds, Series 1993, 5.125%, 9/01/12 -	No Opt. Call	AAA	4,513,320
	FGIC Insured

	Stafford Township Board of Education, Ocean County, New Jersey, General Obligation Bonds,
	Series 2003:
1,350	5.250%, 1/15/18 - FSA Insured	1/12 at 100.00	Aaa	1,469,529
1,100	5.250%, 1/15/19 - FSA Insured	1/12 at 100.00	Aaa	1,192,301

2,085	Washington Township Board of Education, Gloucester County, New Jersey, General Obligation Bonds,	2/13 at 100.00	Aaa	2,287,996
	Series 2004, 5.000%, 2/01/15 - MBIA Insured

1,780	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004, 4.750%, 9/01/17 -	9/14 at 100.00	Aaa	1,913,286
	AMBAC Insured

1,800	Woodbridge Township, Middlesex County, New Jersey, Sewer Utility Bonds, Series 1999, 5.300%,	7/09 at 102.00	Aaa	1,973,484
	7/01/20 - FGIC Insured

	Tax Obligation/Limited - 35.1%

	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County
	Administration Complex Project, Series 2003:
1,000	4.500%, 11/15/12	No Opt. Call	Aaa	1,089,190
1,200	5.000%, 11/15/17	11/13 at 100.00	Aaa	1,328,016
1,145	5.000%, 11/15/18	11/13 at 100.00	Aaa	1,259,031

1,155	Ocean County, New Jersey, Brick Township Municipal Utilities Authority, Revenue Bonds, Series 2002,	12/12 at 100.00	Aaa	1,267,786
	5.250%, 12/01/18 - FGIC Insured

2,225	Essex County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds,	10/13 at 100.00	Aaa	2,287,678
	Correctional Facilities Project, Series 2003A, 5.000%, 10/01/28 - FGIC Insured

5,515	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aaa	6,008,648
	12/15/19 - FSA Insured

	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,
	Series 2003A:
1,200	5.250%, 11/01/19 - FSA Insured	11/13 at 100.00	AAA	1,321,452
1,750	5.000%, 11/01/20 - FSA Insured	11/13 at 100.00	AAA	1,874,583
1,965	5.000%, 11/01/21 - FSA Insured	11/13 at 100.00	AAA	2,091,055

1,000	Hudson County Improvement Authority, New Jersey, Utility System Revenue Bonds, Harrison Franchise	1/08 at 101.50	AAA	1,059,710
	Acquisition Project, Series 1997, 5.350%, 1/01/27 - FSA Insured

	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund
	Revenue Bonds, Series 2003:
1,000	5.250%, 9/15/16	9/13 at 100.00	AAA	1,115,240
1,705	5.250%, 9/15/17	9/13 at 100.00	AAA	1,894,613
1,000	5.250%, 9/15/21	9/13 at 100.00	AAA	1,088,210

2,720	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human	9/13 at 100.00	A+	2,794,066
	Services - Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25

4,200	New Jersey Economic Development Authority, Motor Vehicle Surcharge Revenue Bonds, Series 2004A,	7/14 at 100.00	AAA	4,730,502
	5.250%, 7/01/15 - MBIA Insured

500	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2001A,	6/11 at 100.00	AAA	549,690
	5.250%, 6/15/19 - AMBAC Insured

	New Jersey Economic Development Authority, School Facilities Construction Financing Act Bonds,
	Series 2002C:
3,000	5.000%, 6/15/15 - MBIA Insured	6/12 at 100.00	AAA	3,262,470
2,000	5.000%, 6/15/20 - MBIA Insured	6/12 at 100.00	AAA	2,123,920

3,425	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2003F,	6/13 at 100.00	AAA	3,719,927
	5.250%, 6/15/21 - FGIC Insured

2,250	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2004G,	9/13 at 100.00	AAA	2,448,135
	5.000%, 9/01/17 - MBIA Insured

1,500	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004,	No Opt. Call	AAA	1,728,045
	5.500%, 3/01/22 - MBIA Insured

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement	9/12 at 100.00	AAA	1,090,120
	Bonds, Fund Issue, Series 2002A, 5.250%, 9/01/19 - AMBAC Insured

3,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	3,436,920
	Grants, Series 2002A, 5.500%, 9/15/14 - AMBAC Insured

2,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.250%,	No Opt. Call	AAA	2,485,560
	12/15/13 (WI, settling 10/28/04) - FGIC Insured

2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	A+	2,230,320
	5.500%, 6/15/18

7,500	Puerto Rico Municipal Finance Agency, Series 1999A, 5.500%, 8/01/17 - FSA Insured	8/09 at 101.00	AAA	8,422,650

1,000	Stony Brook Regional Sewer Authority, Princeton, New Jersey, Revenue Refunding Bonds,	No Opt. Call	Aa2	1,147,640
	Series 1993B, 5.450%, 12/01/12

1,200	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds,	10/13 at 100.00	Aaa	1,252,596
	Series 2003, 5.000%, 10/01/24 - FGIC Insured

2,445	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Series	6/13 at 100.00	Aa1	2,561,724
	2003, 5.000%, 6/15/23

	Transportation - 24.2%

5,000	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Bonds, Port District Project,	1/08 at 101.00	AAA	5,318,850
	Series 1998B, 5.000%, 1/01/19 - MBIA Insured

2,495	New Jersey Turnpike Authority, Revenue Bonds, Series 2000A, 5.500%, 1/01/25 - MBIA Insured	1/10 at 100.00	AAA	2,696,322

5,750	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 - FGIC Insured	7/13 at 100.00	AAA	6,181,768

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
1,830	6.500%, 1/01/16	No Opt. Call	A	2,219,827
465	6.500%, 1/01/16 - AMBAC Insured	No Opt. Call	AAA	567,347
760	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	932,771

750	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	AAA	814,305
	1/01/21 - MBIA Insured

1,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixth Series	7/06 at 101.00	AA-	1,601,505
	1996, 6.000%, 7/01/16 (Alternative Minimum Tax)

2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twenty-Fifth	4/12 at 101.00	AAA	2,049,060
	Series 2002, 5.000%, 4/15/32 - FSA Insured

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal
	LLC, Sixth Series 1997:
10,000	5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured	12/07 at 102.00	AAA	10,916,100
11,000	5.750%, 12/01/25 (Alternative Minimum Tax) - MBIA Insured	12/07 at 100.00	AAA	11,792,110

1,435	South Jersey Transportation Authority New Jersey, Transportation System Revenue Bonds,	11/09 at 101.00	AAA	1,508,472
	Series 1999, 5.125%, 11/01/22 - AMBAC Insured

	U.S. Guaranteed*** - 14.9%

4,655	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	5,085,634
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)

2,250	New Jersey Building Authority, State Building Revenue Bonds, Series 2000A, 5.125%, 6/15/20	6/10 at 100.00	A+***	2,509,268
	(Pre-refunded to 6/15/10)

2,500	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series 2000E,	7/10 at 100.00	AAA	2,841,300
	5.500%, 7/01/17 (Pre-refunded to 7/01/10)

2,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/09 at 100.00	AAA	2,303,040
	Grants, Series 2000A, 6.125%, 9/15/15 (Pre-refunded to 9/15/09) - AMBAC Insured

2,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001B, 6.000%,	12/11 at 100.00	AAA	2,391,160
	12/15/19 (Pre-refunded to 12/15/11) - MBIA Insured

115	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1995A, 5.500%,	6/05 at 102.00	AAA	120,431
	6/15/12 (Pre-refunded to 6/15/05) - MBIA Insured

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
6,590	6.500%, 1/01/16	No Opt. Call	A***	8,023,061
1,760	6.500%, 1/01/16 - AMBAC Insured	No Opt. Call	AAA	2,142,730
2,745	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	3,341,928

	Utilities - 2.3%

2,095	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource	12/04 at 100.00	B2	2,093,973
	Recovery System Revenue Bonds, Series 1991D, 7.250%, 12/01/10

2,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1999FF, 5.250%,	7/09 at 101.50	AAA	2,241,120
	7/01/13 - MBIA Insured

	Water and Sewer - 14.1%

	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds,
	Series 2003A:
1,450	5.000%, 4/01/19 - XLCA Insured	4/13 at 100.00	Aaa	1,549,875
1,250	5.000%, 4/01/24 - XLCA Insured	4/13 at 100.00	Aaa	1,301,374

1,000	Jersey City Sewer Authority, Hudson County, New Jersey, Sewer Revenue Refunding Bonds,	No Opt. Call	AAA	1,203,850
	Series 1993, 6.250%, 1/01/14 - AMBAC Insured

3,100	New Jersey Economic Development Authority, Water Facilities Revenue Refunding Bonds, Hackensack	3/05 at 101.00	AAA	3,165,936
	Water Company, Series 1994B, 5.900%, 3/01/24 (Alternative Minimum Tax) - MBIA Insured

6,950	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2001A,	9/11 at 101.00	AAA	7,265,600
	4.750%, 9/01/20

7,000	North Hudson Sewer Authority, New Jersey, Sewer Revenue Bonds, Series 1996, 5.125%, 8/01/22 -	8/06 at 101.00	AAA	7,180,880
	FGIC Insured

3,500	North Hudson Sewer Authority, New Jersey, Sewer Revenue Refunding Bonds, Series 2002A, 5.250%,	8/12 at 100.00	Aaa	3,812,514
	8/01/19 - FGIC Insured

1,500	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding	No Opt. Call	AAA	1,768,890
	Bonds, Series 1993B, 5.750%, 9/01/18 - AMBAC Insured

$257,340	Total Long-Term Investments (cost $261,815,141) - 144.3%			278,026,527

	Short-Term Investments - 1.3%

2,500	New Jersey Economic Development Authority, Dock Facility Revenue Refunding Bonds,		VMIG-1	2,500,000
	Bayonne/IMTT-Bayonne Project, Series 1993B, Variable Rate Demand Obligations, 1.750%, 12/01/27†

$2,500	Total Short-Term Investments (cost $2,500,000)			2,500,000

	Total Investments (cost $264,315,141) - 145.6%			280,526,527

	Other Assets Less Liabilities - 1.9%			3,689,646

	Preferred Shares, at Liquidation Value - (47.5)%			(91,600,000)

	Net Assets Applicable to Common Shares - 100%			$192,616,173

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2004, the cost of investments was $264,187,826.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004, were as follows:

Gross unrealized:
	Appreciation	$16,722,486
	Depreciation	(383,785)

	Net unrealized appreciation of investments	$16,338,701

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.